Statements of Changes in Net Assets Available for Benefits - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment Income:
Interest and dividends	$ 5,972,937	$ 4,622,127
Net appreciation in fair value of investments	6,054,283	5,504,295
Total investment gain	12,027,220	10,126,422
Contributions:
Participants	3,074,920	3,275,119
Employer	1,214,544	1,296,086
Rollovers	1,023,766	520,993
Total contributions	5,313,230	5,092,198
Total additions	17,340,450	15,218,620
Deductions:
Benefits paid to participants	12,870,558	15,020,028
Administrative expenses	70,606	72,596
Total deductions	12,941,164	15,092,624
Net increase	4,399,286	125,996
Net assets available for benefits:
Beginning of year	93,228,639	93,102,643
End of year	$ 97,627,925	$ 93,228,639